Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2023
Compensation And Retirement Disclosure [Abstract]
Net Periodic Benefit Cost (Credit)	The components of Dominion Energy’s provision for net periodic benefit cost (credit) are as follows:

	Pension Benefits				Other Postretirement Benefits
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Service cost	$24	$35	$48	$71	$4	$5	$7	$11
Interest cost	110	84	221	167	16	12	31	23
Expected return on plan assets	(216)	(223)	(432)	(446)	(38)	(48)	(76)	(96)
Amortization of prior service cost (credit)	—	—	—	—	(9)	(9)	(18)	(19)
Amortization of net actuarial (gain) loss	—	40	—	80	(2)	(1)	(3)	(1)
Net periodic benefit (credit) cost	$(82)	$(64)	$(163)	$(128)	$(29)	$(41)	$(59)	$(82)